Financial income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income, net
Bank Fees	$ 33	$ 42	$ 49
Interest income	(1,953)	(959)	(202)
Loss (gain) from sale of marketable debt securities	(106)	(12)	182
Foreign currency (gains) losses	111	(5)	(94)
Financial income net	$ (1,915)	$ (934)	$ (65)